SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
17.	SUBSEQUENT EVENTS
On January 26, 2018 the Company declared a cash dividend of $0.03 per share in respect of the results for the fourth quarter of 2017, which was paid on March 9, 2018.

On April 27, 2018 the Company declared a cash dividend of $0.01 per share in respect of the results for the first quarter of 2018, which is to be paid on or around June 12, 2018.

On May 3, 2018 the Company announced that two vessels have been placed in the market for sale.

On May 4, 2018 the Company executed an amendment to the Credit Facility expiring on December 31, 2018. Please see Note 10 to our financial statements for further information.